Velocity Commercial Capital Loan Trust 2022-1 ABS-15G

Exhibit 99.03

Field	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	465	0.00%	465
Amortization Term	17	465	3.66%	465
Amortization Type	0	465	0.00%	465
Appraised Value	0	465	0.00%	465
Borrower Full Name	0	465	0.00%	465
City	0	465	0.00%	465
Contract Sales Price	0	465	0.00%	465
DCR UW VCC	0	465	0.00%	465
First Interest Rate Change Date	0	465	0.00%	465
First Payment Change Date	0	465	0.00%	465
Index Type	0	465	0.00%	465
Interest Only	0	465	0.00%	465
Interest Rate Change Frequency	0	465	0.00%	465
Interest Rate Initial Cap	0	465	0.00%	465
Interest Rate Initial Maximum	0	465	0.00%	465
Interest Rate Initial Minimum	0	465	0.00%	465
Interest Rate Life Cap	0	465	0.00%	465
Interest Rate Life Max	0	465	0.00%	465
Interest Rate Life Min	0	465	0.00%	465
Interest Rate Periodic Cap	0	465	0.00%	465
Investment Property Type	0	465	0.00%	465
Lien Position	0	465	0.00%	465
LTV Valuation Value	0	465	0.00%	465
Margin	0	465	0.00%	465
Maturity Date	0	465	0.00%	465
Mod	0	465	0.00%	465
Next Interest Rate Change Date	0	465	0.00%	465
Note Date	0	465	0.00%	465
Occupancy	0	465	0.00%	465
Original Interest Rate	0	465	0.00%	465
Original Loan Amount	0	465	0.00%	465
Original LTV	0	465	0.00%	465
Original P&I	0	465	0.00%	465
Original Term	0	465	0.00%	465
Prepayment Penalty Period (months)	0	465	0.00%	465
Prepayment Terms	0	465	0.00%	465
Purpose	0	465	0.00%	465
Refi Purpose	0	465	0.00%	465
Representative FICO	0	465	0.00%	465
State	0	465	0.00%	465
Street	0	465	0.00%	465
Zip	0	465	0.00%	465
Total	17	19530	0.09%	19,530